Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Purchase Price Allocation	Eagle Ford	Athlon (1)

Assets Acquired:
Cash	$-	$2
Accounts receivable and other current assets	4	133
Risk management	-	80
Proved properties	2,873	2,124
Unproved properties	78	5,338
Other property, plant and equipment	-	2
Other assets	-	2
Goodwill	-	1,724
Liabilities Assumed:
Accounts payable and accrued liabilities	-	(195)
Long-term debt, including revolving credit facility	-	(1,497)
Asset retirement obligation	(32)	(25)
Deferred income taxes	-	(1,724)
Total Purchase Price	$2,923	$5,964

(1)    The purchase price includes cash consideration paid for issued and outstanding shares of common stock of Athlon of $58.50 per share totaling $5.93 billion, as well as payments to terminate certain employment agreements with Athlon's management and payments for certain other existing obligations of Athlon.

Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition, Pro Forma Information

For the year ended December 31,2014 ($ millions, except per share amounts)	Eagle Ford	Athlon

Revenues, Net of Royalties	$8,760	$8,572
Net Earnings Attributable to Common Shareholders	$3,641	$3,486
Net Earnings per Common Share:
Basic & Diluted	$4.91	$4.71